Fair Values of Company's Pension Plans Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 622,121		¥ 581,996		¥ 495,452
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	51,805	[1]	51,159	[2]
Japanese Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	10,233		10,347
Japanese Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	124,388	[3]	145,417	[3]
Japanese Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	143,431	[4]	124,800	[4]
Japanese Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	573		1,027
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	11,775		10,543
Japanese Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	118,606	[5]	101,583	[6]
Japanese Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	12,310		9,569
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	123,575		109,097
Japanese Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	25,425		18,454
Japanese Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	205,469		186,306
Japanese Plans | Fair Value, Inputs, Level 1 | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	51,805	[1]	51,159	[2]
Japanese Plans | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	10,233		10,347
Japanese Plans | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	143,431	[4]	124,800	[4]
Japanese Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	415,052		394,872
Japanese Plans | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	124,388	[3]	145,417	[3]
Japanese Plans | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	573		1,027
Japanese Plans | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	11,775		10,543
Japanese Plans | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	118,606	[5]	101,583	[6]
Japanese Plans | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	12,310		9,569
Japanese Plans | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	123,575		109,097
Japanese Plans | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	23,825		17,636
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,600		818
Japanese Plans | Fair Value, Inputs, Level 3 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,600		818
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	221,421		360,527		249,534
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	31,963		43,681
Foreign Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	74,744	[3]	104,933	[3]
Foreign Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	7,899	[4]	44,192	[4]
Foreign Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	3,221		2,246
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	24,014		32,921
Foreign Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	23,260	[5]	57,518	[6]
Foreign Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets			5,098
Foreign Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	7,049		15,420
Foreign Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	49,271		54,518
Foreign Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	39,862		87,873
Foreign Plans | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	31,963		43,681
Foreign Plans | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	7,899	[4]	44,192	[4]
Foreign Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	181,559		272,654
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	74,744	[3]	104,933	[3]
Foreign Plans | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	3,221		2,246
Foreign Plans | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	24,014		32,921
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	23,260	[5]	57,518	[6]
Foreign Plans | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets			5,098
Foreign Plans | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	7,049		15,420
Foreign Plans | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 49,271		¥ 54,518

[1]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥197 million.
[2]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥572 million.
[3]	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[4]	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
[5]	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 85% foreign government bonds and 15% corporate bonds for foreign plans.
[6]	These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 85% foreign government bonds and 15% corporate bonds for foreign plans.